Interest and Finance Costs, net	9 Months Ended
Sep. 30, 2022
Interest And Finance Costs Net
Interest and Finance Costs, net

12. Interest and Finance Costs, net:

The amounts in the accompanying unaudited interim Consolidated Statements of Comprehensive Income / (Loss) are analyzed as follows:

	Nine months ended September 30,
	2021	2022
Interest on long-term debt	$2,008	$2,466
Interest on promissory note	271	337
Amortization of financing costs	171	229
Financing fees and charges, net	35	(10)
Total	$2,485	$3,022